Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Parenthetical) (Detail) - Credit Card Loans [Member] - Bottom of range [member] - 90 days or more [member]
9 Months Ended
Jul. 31, 2021
Principal [Member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days
Interest [Member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days